Loans and Allowance for Credit Losses [Text Block]	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Loans and Allowance for Credit Losses [Text Block]
4.	LOANS AND ALLOWANCE FOR CREDIT LOSSES

Loans at March 31, 2019 and 2020 by domicile and industry of the borrower are summarized below. Classification of loans by industry is based on the industry segment loan classifications as defined by the Bank of Japan.

	2019	2020
	(in millions)
Domestic:
Manufacturing	¥11,153,996	¥11,448,778
Construction	717,664	733,212
Real estate	11,706,419	12,054,671
Services	2,653,191	2,585,111
Wholesale and retail	7,643,397	7,504,561
Banks and other financial institutions (1)	5,213,020	5,161,093
Communication and information services	1,510,596	1,572,344
Other industries	8,756,483	8,673,871
Consumer	15,802,024	15,319,721

Total domestic	65,156,790	65,053,362

Foreign:
Governments and official institutions	841,695	726,347
Banks and other financial institutions (1)	11,641,373	11,788,225
Commercial and industrial	31,951,169	32,565,030
Other	7,597,502	8,404,062

Total foreign	52,031,739	53,483,664

Unearned income, unamortized premiums—net and deferred loan fees—net	(304,588)	(350,287)

Total (2)	¥116,883,941	¥118,186,739

Notes:
(1)	Loans to
so-called
“non-bank
finance companies” are generally included in the “Banks and other financial institutions” category.
Non-bank
finance companies are primarily engaged in consumer lending, factoring and credit card businesses.

(2)	The above table includes loans held for sale of ¥291,794 million and ¥344,790 million at March 31, 2019 and 2020, respectively.

The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card, MUFG Americas Holdings, Krungsri, and Other based on the grouping used by the MUFG Group to determine the allowance for credit losses. See Note 1 for further information.
Nonaccrual Loans
Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card, MUFG Americas Holdings, and Krungsri segments, and six months or more with respect to loans within the Residential segment. See Note 1 for further information.
The nonaccrual loans by class at March 31, 2019 and 2020 are shown below:

	2019	2020
	(in millions)
Commercial
Domestic	¥272,777	¥312,972
Manufacturing	65,896	93,776
Construction	9,813	8,484
Real estate	23,152	21,790
Services	26,188	51,195
Wholesale and retail	94,531	94,037
Banks and other financial institutions	898	994
Communication and information services	11,955	10,539
Other industries	25,406	20,234
Consumer	14,938	11,923
Foreign	111,002	127,001
Residential	68,499	63,998
Card	61,419	61,172
MUAH	46,549	35,840
Krungsri	127,424	149,732
Other	—	27,754

Total (1)	¥687,670	¥778,469

Note:

(1)	The above table does not include loans held for sale of ¥12,702 million and ¥330 million at March 31, 2019 and 2020, respectively, and loans acquired with deteriorated credit quality of ¥6,284 million and ¥25,427 million at March 31, 2019 and 2020, respectively.

Impaired Loans
The MUFG Group’s impaired loans primarily include nonaccrual loans and TDRs. The following table shows information about impaired loans by class at March 31, 2019 and 2020:

	Recorded Loan Balance
At March 31, 2019:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses (1)	Total (2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥560,474	¥157,465	¥717,939	¥759,399	¥227,004
Manufacturing	349,597	28,189	377,786	384,306	92,919
Construction	8,366	5,975	14,341	14,779	6,574
Real estate	20,848	29,961	50,809	55,943	5,704
Services	30,239	13,020	43,259	46,838	20,059
Wholesale and retail	118,253	45,620	163,873	175,714	84,503
Banks and other financial institutions	1,012	21	1,033	1,033	830
Communication and information services	8,794	6,929	15,723	16,587	6,817
Other industries	13,772	17,989	31,761	38,342	6,874
Consumer	9,593	9,761	19,354	25,857	2,724
Foreign	127,521	34,484	162,005	183,133	85,966
Loans acquired with deteriorated credit quality	8,136	—	8,136	14,990	5,450
Residential (4)	97,176	6,495	103,671	120,526	14,357
Card (4)	64,691	330	65,021	72,226	21,829
MUAH (4)	46,552	23,208	69,760	83,300	8,294
Krungsri (4)	57,066	26,193	83,259	90,377	28,254

Total (3)	¥961,616	¥248,175	¥1,209,791	¥1,323,951	¥391,154

	Recorded Loan Balance
At March 31, 2020:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses (1)	Total (2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥598,737	¥147,890	¥746,627	¥784,298	¥268,070
Manufacturing	375,716	32,057	407,773	414,091	119,070
Construction	6,609	5,261	11,870	12,023	5,026
Real estate	20,739	28,928	49,667	55,303	6,649
Services	55,293	13,114	68,407	72,708	40,987
Wholesale and retail	113,288	38,897	152,185	160,508	80,996
Banks and other financial institutions	1,069	39	1,108	1,262	855
Communication and information services	7,971	5,808	13,779	14,698	6,009
Other industries	10,558	16,449	27,007	33,229	6,434
Consumer	7,494	7,337	14,831	20,476	2,044
Foreign	141,897	56,464	198,361	220,283	96,009
Loans acquired with deteriorated credit quality	12,906	—	12,906	19,947	4,767
Residential (4)	88,075	4,822	92,897	107,629	12,770
Card (4)	65,240	280	65,520	72,714	19,799
MUAH (4)	33,884	33,835	67,719	84,737	5,977
Krungsri (4)	68,126	30,833	98,959	106,265	30,198
Other (4)	22,749	1,091	23,840	26,091	6,152

Total (3)	¥1,031,614	¥275,215	¥1,306,829	¥1,421,964	¥443,742

Notes:
(1)	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ original effective interest rate, loans’ observable market price, or the fair value of the collateral if the loan is a collateral-dependent loan.

(2)	Included in impaired loans at March 31, 2019 and 2020 are accrual TDRs as follows: ¥497,013 million and ¥505,681 million—Commercial; ¥34,449 million and ¥28,450 million—Residential; ¥26,183 million and ¥25,492 million—Card; ¥33,155 million and ¥42,910 million—MUFG Americas Holdings; ¥26,851 million and ¥35,226 million—Krungsri; and nil and ¥8,401 million—Other, respectively.

(3)	In addition to impaired loans presented in the above table, there were impaired loans held for sale of ¥12,702 million and ¥330 million at March 31, 2019 and 2020, respectively.

(4)	Impaired Loans for Residential, Card, MUAH, Krungsri and Other segments in the above table include loans acquired with deteriorated credit quality.

The following table shows information regarding the average recorded loan balance and recognized interest income on impaired loans for the fiscal years ended March 31, 2018, 2019 and 2020:

	2018		2019		2020
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance		Recognized Interest Income
	(in millions)
Commercial
Domestic	¥918,093	¥9,441	¥766,847	¥12,383	¥726,794		¥8,722
Manufacturing	472,081	3,787	387,725	6,057	387,470		4,085
Construction	19,465	281	15,721	291	13,093		218
Real estate	74,087	1,146	57,850	1,069	48,740		731
Services	59,916	794	48,945	1,044	58,704		759
Wholesale and retail	186,356	2,347	171,687	2,848	157,751		2,195
Banks and other financial institutions	1,729	8	1,330	8	1,094		6
Communication and information services	25,461	388	22,478	491	14,804		322
Other industries	50,377	215	39,178	234	28,345		170
Consumer	28,621	475	21,933	341	16,793		236
Foreign	209,297	4,244	159,999	3,127	174,831		3,013
Loans acquired with deteriorated credit quality	8,591	492	7,814	182	9,395		74
Residential	119,409	1,563	107,165	1,620	98,238		1,252
Card	69,831	1,993	66,187	1,614	65,270		1,241
MUAH	83,504	1,993	71,162	2,292	82,832		2,801
Krungsri	75,370	3,899	83,165	4,995	91,577		5,274
Other	—	—	—	—	11,854		494

Total	¥1,484,095	¥23,625	¥1,262,339	¥26,213	1,260,791	¥	¥22,871

Interest income on nonaccrual loans for all classes was recognized on a cash basis when ultimate collectibility of principal was certain. Otherwise, cash receipts were applied as principal reductions. Interest income on accruing impaired loans, including TDRs, was recognized on an accrual basis to the extent that the collectibility of interest income was reasonably certain based on management’s assessment.
The following table shows a roll-forward of accrual TDRs and other impaired loans (including nonaccrual TDRs) for the fiscal years ended March 31, 2018, 2019 and 2020:

	2018	2019	2020
	(in millions)
Accrual TDRs:
Balance at beginning of fiscal year	¥819,819	¥670,255	¥617,651
Additions (new accrual TDR status) (1)	144,368	71,033	171,740
Transfers to other impaired loans (including nonaccrual TDRs)	(25,122)	(19,053)	(39,646)
Loans sold	(39,378)	(26)	(11,220)
Principal payments and other	(229,432)	(104,558)	(92,365)

Balance at end of fiscal year (1)	¥670,255	¥617,651	¥ 646,160

Other impaired loans (including nonaccrual TDRs):
Balance at beginning of fiscal year	¥896,031	¥660,868	¥592,140
Additions (new other impaired loans (including nonaccrual TDRs) status) (1)(2)	281,275	222,003	373,091
Charge-off	(98,355)	(55,309)	(52,935)
Transfers to accrual TDRs	(43,858)	(22,110)	(45,310)
Loans sold	(31,581)	(26,022)	(29,928)
Principal payments and other	(342,644)	(187,290)	(176,389)

Balance at end of fiscal year (1)	¥660,868	¥592,140	¥ 660,669

Notes:
(1)	For the fiscal year ended March 31, 2018, lease receivables of ¥1,809 million and ¥113 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,282 million and ¥1,286 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2018. For the fiscal year ended March 31, 2019, lease receivables of ¥2,947 million and ¥2,088 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥5,060 million and ¥3,361 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2019. For the fiscal year ended March 31, 2020, lease receivables of ¥3,647 million and ¥465 million in the Krungsri segment, and ¥68 million and nil in the Other segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥6,946 million and ¥3,810 million in the Krungsri segment, and ¥66 million and nil in the Other segment are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2020.

(2)	Included in the additions of other impaired loans for the fiscal years ended March 31, 2018, 2019 and 2020 are nonaccrual TDRs as follows: ¥12,002 million, ¥13,493 million and ¥14,685 million—Card; ¥12,799 million, ¥12,738 million and ¥15,135 million—MUFG Americas Holdings; ¥12,280 million, ¥10,519 million and ¥9,828 million—Krungsri; and nil, nil and ¥1,031 million—Other, respectively.

Troubled Debt Restructurings
The following table summarizes the MUFG Group’s TDRs by class for the fiscal years ended March 31, 2018, 2019 and 2020:

	2018		2019		2020
	Troubled Debt Restructurings
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
	(in millions)
Commercial (1)(3)
Domestic	¥70,380	¥69,021	¥36,693	¥36,693	¥61,735	¥61,735
Manufacturing	35,954	35,954	11,654	11,654	27,435	27,435
Construction	1,020	1,020	703	703	289	289
Real estate	1,269	1,269	948	948	2,714	2,714
Services	4,139	4,139	2,141	2,141	6,487	6,487
Wholesale and retail	16,280	14,921	19,315	19,315	20,813	20,813
Banks and other financial institutions	246	246	—	—	—	—
Communication and information services	9,643	9,643	268	268	376	376
Other industries	761	761	472	472	3,279	3,279
Consumer	1,068	1,068	1,192	1,192	342	342
Foreign	25,522	25,522	5,692	5,692	39,827	39,827
Loans acquired with deteriorated credit quality	—	—	50	50	10,786	10,786
Residential (1)(3)	9,763	9,763	7,379	7,379	5,137	5,137
Card (2)(3)	17,436	16,912	19,685	18,837	22,625	21,561
MUAH (2)(3)	40,578	38,224	19,837	19,837	33,782	33,564
Krungsri (2)(3)	24,015	23,929	24,392	24,330	31,238	31,209
Other (2)(3)	—	—	—	—	12,781	12,780

Total	¥187,694	¥183,371	¥113,728	¥112,818	¥217,911	¥216,599

	2018	2019	2020
	Troubled Debt Restructurings That Subsequently defaulted
	Recorded Investment
	(in millions)
Commercial (1)(3)
Domestic	¥4,067	¥11,002	¥8,857
Manufacturing	839	312	3,094
Construction	—	89	6
Real estate	10	—	73
Services	822	473	43
Wholesale and retail	2,231	1,713	5,421
Banks and other financial institutions	—	—	—
Communication and information services	140	8,365	9
Other industries	—	50	123
Consumer	25	—	88
Foreign	—	—	2,337
Loans acquired with deteriorated credit quality	—	—	—
Residential (1)(3)	159	362	31
Card (2)(3)	4,191	3,442	3,320
MUAH (2)(3)	2,565	349	4,656
Krungsri (2)(3)	4,789	7,926	7,305
Other (2)(3)	—	—	15

Total	¥15,771	¥23,081	¥26,521

Notes:
(1)	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.

(2)	TDRs for the Card, MUFG Americas Holdings, Krungsri and Oth e r segments include accrual and nonaccrual loans.

(3)
For the fiscal year ended March 31, 2018, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and payment deferrals were the primary concession type in the MUFG Americas Holdings segment. For the fiscal year ended March 31, 2019, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and forbearance was the primary concession type in the MUFG Americas Holdings segment. For the fiscal year ended March 31, 2020, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential, MUFG Americas Holdings and Krungsri segments

and
reduction in the stated rate was the primary concession type in the Card and Other segments.

The following table summarizes outstanding recorded investment balances of TDRs by class at March 31, 2019 and 2020:

	2019	2020
	(in millions)
Commercial (1)
Domestic	¥445,312	¥433,783
Manufacturing	311,890	313,996
Construction	4,591	3,435
Real estate	27,657	27,877
Services	17,135	17,287
Wholesale and retail	69,350	58,148
Banks and other financial institutions	135	113
Communication and information services	3,780	3,244
Other industries	6,357	6,775
Consumer	4,417	2,908
Foreign	51,701	71,898
Residential (1)	34,449	28,450
Card (2)	65,021	65,520
MUAH (2)	48,128	62,151
Krungsri (2)	62,980	76,831
Other (2)	—	9,525

Total	¥707,591	¥748,158

Notes:
(1)	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.

(2)	TDRs for the Card, MUFG Americas Holdings, Krungsri and Other segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2019 and 2020 are nonaccrual TDRs as follows: ¥38,838 million and ¥40,028 million—Card; ¥14,973 million and ¥19,241 million—MUFG Americas Holdings; ¥31,069 million and ¥34,659 million—Krungsri; and nil and ¥1,058 million—Other, respectively.

A modification of terms of a loan under a TDR mainly involves: (i) a reduction in the stated interest rate applicable to the loan, (ii) an extension of the stated maturity date of the loan, (iii) a partial forgiveness of the principal of the loan, or (iv) a combination of all of these. Those loans are also considered impaired loans, and hence the allowance for credit losses is separately established for each loan. As a result, the amount of allowance for credit losses increases in many cases upon classification as a TDR loan. The amount of pre-modification
outstanding recorded investment and post-modification outstanding recorded investment may differ due to write-offs made as part of the concession. The impact of write-offs associated with TDRs on the MUFG Group’s results of operations for the fiscal years ended March 31, 2018, 2019 and 2020 was not material.
TDRs for the Commercial and Residential segments in the above tables include accruing loans, and do not include nonaccrual loans. Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. Therefore, even if a nonaccrual loan is modified, the loan continues to be classified as a nonaccrual loan. The vast majority of modifications to nonaccrual loans are temporary extensions of the maturity dates, typically for periods up to 90 days, and continually made as the borrower is unable to repay or refinance the loan at the extended maturity. Accordingly, the impact of such TDRs on the outstanding recorded investment is immaterial, and the vast majority of nonaccrual TDRs have subsequently defaulted.
TDRs that subsequently defaulted in the Commercial and Residential segments in the above tables include those accruing loans that became past due one month or more within the Commercial segment and six months or more within the Residential segment, and those accruing loans reclassified to nonaccrual loans due to financial difficulties even without delinquencies. This is because classification as a nonaccrual loan is regarded as default under the MUFG Group’s credit policy. Also, the MUFG Group defines default as payment default for the purpose of the disclosure.
In regards to the Card, MUFG Americas Holdings, Krungsri and Other segments, the TDRs in the above tables represent nonaccrual and accruing loans, and the defaulted loans in the above table represent nonaccruing and accruing loans that became past due one month or more within the Card segment, 60 days or more within the MUFG Americas Holdings segment, and six months or more within the Krungsri segment.
Historical payment defaults are one of the factors considered when projecting future cash flows in determining the allowance for credit losses for each segment.
The MUFG Group provided commitments to extend credit to customers with TDRs. The amounts of such commitments were ¥169,819 million and ¥90,097 million at March 31, 2019 and 2020, respectively. See Note
24
for further discussion of commitments to extend credit.
Credit Quality Indicator
Credit quality indicators of loans by class at March 31, 2019 and 2020 are shown below:

At March 31, 2019:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total (1)
	(in millions)
Commercial
Domestic	¥49,391,991	¥1,242,075	¥217,745	¥50,851,811
Manufacturing	10,819,594	279,801	47,968	11,147,363
Construction	672,152	37,236	7,857	717,245
Real estate	11,403,613	222,791	22,515	11,648,919
Services	2,436,489	174,784	19,953	2,631,226
Wholesale and retail	7,240,801	329,249	68,736	7,638,786
Banks and other financial institutions	5,199,889	7,654	898	5,208,441
Communication and information services	1,465,652	34,542	10,172	1,510,366
Other industries	8,610,464	119,581	24,947	8,754,992
Consumer	1,543,337	36,437	14,699	1,594,473
Foreign	35,418,267	562,854	112,103	36,093,224
Loans acquired with deteriorated credit quality	11,622	10,833	3,790	26,245

Total	¥84,821,880	¥1,815,762	¥333,638	¥86,971,280

	Accrual	Nonaccrual	Total (1)
	(in millions)
Residential	¥13,661,794	¥66,290	¥13,728,084
Card	¥516,983	¥61,599	¥578,582

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total (1)(2)
	(in millions)
MUAH	¥4,752,021	¥15,540	¥4,699,698	¥51,948	¥88,356	¥9,607,563

	Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total (1)
	(in millions)
Krungsri	¥5,682,245	¥199,070	¥129,222	¥6,010,537

At March 31, 2020:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total (1)
	(in millions)
Commercial
Domestic	¥49,695,889	¥1,186,044	¥220,245	¥51,102,178
Manufacturing	10,997,241	317,018	58,615	11,372,874
Construction	696,491	28,350	6,927	731,768
Real estate	11,790,467	190,972	20,080	12,001,519
Services	2,390,210	158,851	21,802	2,570,863
Wholesale and retail	7,124,098	301,965	71,778	7,497,841
Banks and other financial institutions	5,146,320	13,237	926	5,160,483
Communication and information services	1,530,887	32,366	8,880	1,572,133
Other industries	8,540,144	112,813	19,292	8,672,249
Consumer	1,480,031	30,472	11,945	1,522,448
Foreign	34,719,041	636,523	128,073	35,483,637
Loans acquired with deteriorated credit quality	8,255	9,739	18,978	36,972

Total	¥84,423,185	¥1,832,306	¥367,296	¥86,622,787

	Accrual	Nonaccrual	Total (1)
	(in millions)
Residential	¥13,256,744	¥61,746	¥13,318,490
Card	¥504,357	¥61,286	¥565,643

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total (1)(2)
	(in millions)
MUAH	¥4,590,805	¥15,119	¥4,877,863	¥87,648	¥84,033	¥9,655,468

	Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total (1)
	(in millions)
Krungsri	¥6,513,615	¥246,328	¥151,647	¥6,911,590

	Accrual	Nonaccrual	Total (1)
	(in millions)
Other	¥1,086,517	¥31,376	¥1,117,893

Notes:
(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

(2)	Total loans of MUFG Americas Holdings do not include FDIC covered loans which are not individually rated totaling ¥689 million and ¥365 million as of March 31, 2019 and 2020, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

The MUFG Group classifies loans into risk categories based on relevant information about the ability of borrowers to service their debt, including, but not limited to, historical and current financial information, historical and current payment experience, credit documentation, public and non-public
information about borrowers and current economic trends as deemed appropriate to each segment.
The primary credit quality indicator for loans within all classes of the Commercial segment is the internal credit rating assigned to each borrower based on the MUFG Group’s internal borrower ratings of 1 through 15, with the rating of 1 assigned to a borrower with the highest quality of credit. When assigning a credit rating to a borrower, the MUFG Group evaluates the borrower’s expected debt-service capability based on various information, including financial and operating information of the borrower as well as information on the industry in which the borrower operates, and the borrower’s business profile, management and compliance system. In evaluating a borrower’s debt-service capability, the MUFG Group also conducts an assessment of the level of earnings and an analysis of the borrower’s net worth. Based on the internal borrower rating, loans within the Commercial segment are categorized as Normal (internal borrower ratings of 1 through 9), Close Watch (internal borrower ratings of 10 through 12), and Likely to become Bankrupt or Legally/Virtually Bankrupt (internal borrower ratings of 13 through 15).
Loans to borrowers categorized as Normal represent those that are not deemed to have collectibility issues.
Loans to borrowers categorized as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are TDRs or loans contractually past due 90 days or more for special reasons.
Loans to borrowers categorized as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment,
suspension of business, voluntary liquidation or filing for legal liquidation.
The accrual status is a primary credit quality indicator for loans within the Residential segment, the Card segment, the Other segment and consumer loans within the MUFG Americas Holdings segment. The accrual status of these loans is determined based on the number of delinquent payments. See Note 1 for further details of categorization of Accrual and Nonaccrual.
Commercial loans within the MUFG Americas Holdings segment are categorized as either pass or criticized based on the internal credit rating assigned to each borrower. Criticized credits are those that are internally risk graded as Special Mention, Substandard or Doubtful. Special Mention credits are potentially weak, as the borrower has begun to exhibit deteriorating trends, which, if not corrected, may jeopardize repayment of the loan and result in further downgrade. Classified credits are those that are internally risk graded as Substandard or Doubtful. Substandard credits have well-defined weaknesses, which, if not corrected, could jeopardize the full satisfaction of the debt. A credit classified as Doubtful has critical weaknesses that make full collection improbable on the basis of currently existing facts and conditions.
Loans within the Krungsri segment are categorized as Normal, Special Mention, Substandard, Doubtful, and Doubtful of Loss primarily based on their delinquency status. Loans categorized as Special Mention generally represent those that have the overdue principal or interest payments for a cumulative period exceeding one month commencing from the contractual due date. Loans categorized as Substandard, Doubtful or Doubtful of Loss generally represent those that have the overdue principal or interest payments for a cumulative period exceeding three months commencing from the contractual due date.
For the Commercial, Residential and Card segments, credit quality indicators are based on information as of March 31. For the MUFG Americas Holdings, Krungsri and Other segments, credit quality indicators are generally based on information as of December 31.
Past Due Analysis
Ages of past due loans by class at March 31, 2019 and 2020 are shown below:

At March 31, 2019:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans (1)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥11,551	¥30,648	¥42,199	¥50,809,612	¥50,851,811	¥6,900
Manufacturing	1,597	3,036	4,633	11,142,730	11,147,363	—
Construction	218	60	278	716,967	717,245	1
Real estate	2,034	4,256	6,290	11,642,629	11,648,919	2,524
Services	778	569	1,347	2,629,879	2,631,226	1
Wholesale and retail	2,791	2,390	5,181	7,633,605	7,638,786	62
Banks and other financial institutions	—	21	21	5,208,420	5,208,441	—
Communication and information services	411	758	1,169	1,509,197	1,510,366	—
Other industries	365	13,037	13,402	8,741,590	8,754,992	—
Consumer	3,357	6,521	9,878	1,584,595	1,594,473	4,312
Foreign	10,881	19,993	30,874	36,062,350	36,093,224	236
Residential	62,686	16,615	79,301	13,641,449	13,720,750	6,584
Card	17,203	30,568	47,771	527,421	575,192	—
MUAH	28,696	10,827	39,523	9,557,501	9,597,024	2,287
Krungsri	126,313	106,777	233,090	5,771,541	6,004,631	—

Total	¥257,330	¥215,428	¥472,758	¥116,369,874	¥116,842,632	¥16,007

At March 31, 2020:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans (1)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥9,215	¥26,971	¥36,186	¥51,065,992	¥51,102,178	¥4,720
Manufacturing	820	2,762	3,582	11,369,292	11,372,874	620
Construction	143	100	243	731,525	731,768	—
Real estate	880	3,300	4,180	11,997,339	12,001,519	1,181
Services	812	908	1,720	2,569,143	2,570,863	5
Wholesale and retail	2,598	2,603	5,201	7,492,640	7,497,841	19
Banks and other financial institutions	—	54	54	5,160,429	5,160,483	—
Communication and information services	336	57	393	1,571,740	1,572,133	—
Other industries	171	12,889	13,060	8,659,189	8,672,249	97
Consumer	3,455	4,298	7,753	1,514,695	1,522,448	2,798
Foreign	9,927	23,548	33,475	35,450,162	35,483,637	164
Residential	48,404	15,443	63,847	13,248,278	13,312,125	6,288
Card	14,735	29,997	44,732	518,008	562,740	—
MUAH	31,052	14,435	45,487	9,603,339	9,648,826	2,101
Krungsri	160,253	129,186	289,439	6,616,104	6,905,543	—
Other	16,442	24,348	40,790	1,069,186	1,109,976	—

Total	¥290,028	¥263,928	¥553,956	¥117,571,069	¥118,125,025	¥13,273

Note:
(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Allowance for Credit Losses
Changes in the allowance for credit losses by
portfolio
segment for the fiscal
years
ended March 31, 2018, 2019 and 2020 are shown below:

Fiscal year ended March 31, 2018:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥900,686	¥67,336	¥30,165	¥73,733	¥110,268	¥1,182,188
Provision for (reversal of) credit losses	(297,401)	(22,291)	23,422	(9,309)	64,732	(240,847)
Charge-offs	134,807	3,838	22,696	14,701	56,067	232,109
Recoveries	24,913	1,339	1,228	6,140	17,490	51,110

Net charge-offs	109,894	2,499	21,468	8,561	38,577	180,999
Other (1)	(2,293)	—	—	(2,098)	8,173	3,782

Balance at end of fiscal year	¥491,098	¥42,546	¥32,119	¥53,765	¥144,596	¥764,124

Fiscal year ended March 31, 2019:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥491,098	¥42,546	¥32,119	¥53,765	¥144,596	¥764,124
Provision for (reversal of) credit losses	(43,850)	(4,480)	23,809	9,277	49,574	34,330
Charge-offs	76,664	274	24,310	13,224	59,569	174,041
Recoveries	17,565	834	932	3,733	21,053	44,117

Net charge-offs	59,099	(560)	23,378	9,491	38,516	129,924
Other (1)	1,466	—	—	(970)	(10,842)	(10,346)

Balance at end of fiscal year	¥389,615	¥38,626	¥32,550	¥52,581	¥144,812	¥658,184

Fiscal year ended March 31, 2020:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥389,615	¥38,626	¥32,550	¥52,581	¥144,812	¥—	¥658,184
Provision for (reversal of) credit losses	153,782	(1,028)	26,542	30,825	70,023	41,569	321,713
Charge-offs	85,326	3,227	25,149	27,934	77,907	23,592	243,135
Recoveries	26,427	375	1,237	4,173	23,170	8,476	63,858

Net charge-offs	58,899	2,852	23,912	23,761	54,737	15,116	179,277
Other (1)	(2,223)	—	—	(650)	9,528	2,265	8,920

Balance at end of fiscal year	¥482,275	¥34,746	¥35,180	¥58,995	¥169,626	¥28,718	¥809,540

Note:
(1)	Other is principally comprised of gains or losses from foreign exchange translation.

Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2019 and 2020 are shown below:

At March 31, 2019:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥312,970	¥14,175	¥21,829	¥8,294	¥28,254	¥385,522
Collectively evaluated for impairment	63,366	23,413	10,708	44,282	116,529	258,298
Loans acquired with deteriorated credit quality (2)	13,279	1,038	13	5	29	14,364

Total	¥389,615	¥38,626	¥32,550	¥52,581	¥144,812	¥658,184

Loans:
Individually evaluated for impairment	¥879,944	¥102,948	¥64,752	¥69,760	¥83,259	¥1,200,663
Collectively evaluated for impairment	86,065,091	13,617,802	510,440	9,527,264	5,921,372	115,641,969
Loans acquired with deteriorated credit quality (2)	26,245	7,334	3,390	11,228	5,906	54,103

Total (1)	¥86,971,280	¥13,728,084	¥578,582	¥9,608,252	¥6,010,537	¥116,896,735

At March 31, 2020:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥364,079	¥12,651	¥19,799	¥5,977	¥30,198	¥5,073	¥437,777
Collectively evaluated for impairment	108,100	21,130	15,369	53,013	139,401	22,566	359,579
Loans acquired with deteriorated credit quality (2)	10,096	965	12	5	27	1,079	12,184

Total	¥482,275	¥34,746	¥35,180	¥58,995	¥169,626	¥28,718	¥809,540

Loans:
Individually evaluated for impairment	¥944,988	¥92,448	¥65,292	¥67,719	¥98,959	¥17,512	¥1,286,918
Collectively evaluated for impairment	85,640,827	13,219,677	497,448	9,581,107	6,806,584	1,092,464	116,838,107
Loans acquired with deteriorated credit quality (2)	36,972	6,365	2,903	7,007	6,047	7,917	67,211

Total (1)	¥86,622,787	¥13,318,490	¥565,643	¥9,655,833	¥6,911,590	¥1,117,893	¥118,192,236

Notes:
(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

(2)	Loans acquired with deteriorated credit quality in the above table include impaired loans which are individually evaluated for impairment.

Nonperforming loans were actively disposed of by sales during recent years. The allocated allowance for credit losses for such loans was removed from the allowance for credit losses and transferred to the valuation allowance for loans held for sale upon a decision to sell. Net charge-offs in the above table include a decrease from charge-offs in the allowance for credit losses amounting to ¥12.2 billion and ¥19.4 billion for the fiscal years ended March 31, 2018 and 2020, respectively, and an increase from recoveries in the allowance for credit losses amounting to ¥15.1 billion for the fiscal year ended March 31, 2019 due to loan disposal activity.
The MUFG Group sold ¥1,409 billion, ¥1,769 billion and ¥2,136 billion of loans within the Commercial segment during the fiscal years ended March 31, 2018, 2019 and 2020, respectively.
The allowance for credit losses on the consolidated balance sheets for the year-ended March 31, 2020 included a qualitative reserve for loan losses of ¥46 billion on a pre-tax basis, specific to the Commercial segment, as a result of the estimated impact that COVID-19 had on borrowers’ credit risk which has been incurred but did not appear on the individual borrower’s financials.
The estimate included assumptions regarding which borrowers (certain industries and regions) have suffered significant impacts on their performance as a result of COVID-19. Assumptions about the severity and duration of COVID-19 were also used to estimate the impact of COVID-19 on the borrowers.
The MUFG Group consolidates certain subsidiaries based on financial information for the year ended December 31 as this date and MUFG’s fiscal year which ends on March 31 have been treated as coterminous. For the fiscal year ended March 31, 2020, the effect of recording a provision for credit losses and a provision for off-balance sheet credit instruments as an intervening event primarily due to economic environment triggered by COVID-19 for the three-month period ended March 31 2020 would have been approximately ¥84 billion and would have resulted in a decrease of ¥58 billion to net income attributable to Mitsubishi UFJ Financial Group. This amount was estimated using the expected credit losses method in accordance with
Measurement of Credit Losses on Financial Instruments
(see “Recently Issued Accounting Pronouncements” in Note 1). This intervening event occurring during the three-month period ended March 31, 2020, if recorded, would not have had a substantial and permanent effects on consolidated total assets, net income or total equity as of March 31, 2020, and therefore, the intervening event was not recognized for the fiscal year ended March 31, 2020.
Lease Receivables
As part of its financing activities, the MUFG Group enters into leasing arrangements with customers. The MUFG Group’s leasing operations are conducted through leasing subsidiaries and consist principally of direct financing leases involving various types of data processing equipment, office equipment and transportation equipment.
As of March 31, 2019, the components of the investment in direct financing leases were as follows:

2019
(in millions)
Minimum lease payments receivable	¥1,922,339
Estimated residual values of leased property	27,468
Less—unearned income	(299,283)

Net investment in direct financing leases	¥1,650,524

See Note 7 Lease Transactions for the components of the investment in direct financing leases as of March 31, 2020.